Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Judgments And Estimates [Abstract]
Critical accounting judgments and key sources of estimation uncertainty
3.	Critical accounting judgments and key sources of estimation uncertainty

Certain accounting policies are considered to be critical to the Group. An accounting policy is considered to be critical if, in the Directors’ judgement, its selection or application materially affects the Group’s financial position or results. The application of the Group’s accounting policies also requires the use of estimates and assumptions that affect the Group’s financial position or results.

Below is a summary of areas in which estimation is applied primarily in the context of applying critical accounting judgements.

Critical judgements in applying group accounting policies

Intangible assets – development costs capitalization

Assessing whether assets meet the required criteria for initial capitalization requires judgement. This requires an assessment of the expected future benefits from the projects to be capitalized, technical feasibility and commercial viability. In particular, internally generated intangible assets must be assessed during the development phase to identify whether the Group has the ability and intention to complete the development successfully.

Determining the costs of assets to be capitalized also requires judgement. Specifically, judgement and estimation is required in determining the directly attributable costs to be allocated to the asset to enable the asset to be capable of operating in the manner intended by management.

Recognition of a deferred tax asset

The Group has accumulated significant unutilized trading tax losses (Note 27). A deferred tax asset in respect of these losses can only be recognized when it is probable that future taxable profits will be available to utilize these against. The Group reviews this assessment on an annual basis

Farfetch UK Limited functional currency change – date of change

As disclosed on Note 2.1, in January 2019 the functional currency of Farfetch UK Limited, the Group’s primary trading entity, changed from pound sterling to U.S dollar. While the trigger for the change was based on a factual assessment as described in the aforementioned Note 2.1, the determination of the date of change required judgement given the gradual change in the primary economic and business environment in which Farfetch UK Limited operates. This was driven by the growth of consumers where the Group receives U.S. dollars in settlement, as well as an increase in costs influenced by movements in the U.S dollar, throughout 2018 and crystalizing in Q4 2018. Guidance requires a change in functional currency to be reported as of the date it is determined there has been a change and it is generally accepted practice that the change is made at start of the most recent period. Noting that in accordance with IAS 21:35, when there is a change in an entity’s functional currency, the entity applies the translation procedures applicable to the new functional currency prospectively from the date of the change, management determined to enact this change effectively on January 1, 2019.

Key sources of estimation uncertainty

Business combinations

We use our best estimates and assumptions to accurately assign fair value to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgmental nature of the inputs to the valuation models used to measure the fair value of these intangible asset, as well as the sensitivity of the respective fair values to the underlying significant assumptions. We use a discounted cash flow method of the income approach to measure the fair value of these intangible assets and use specialists to develop certain estimates and assumptions. The significant estimates and assumptions used are in respect to (i) expected future revenue growth rates; (ii) anticipated operating margins; (iii) the useful lives of the acquired brand names; and (iv) the discount rates to be applied to the estimated future cash flows.

During the measurement period, which may be up to one year from the date of acquisition, the Group may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed, with the corresponding offset to goodwill. The Group continues to collect information and reevaluates these estimates and assumptions as deemed reasonable by management. The Group records any adjustments to these estimates and assumptions against goodwill provided they arise within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statement of operations.

We also use our best estimates and assumptions to accurately account for the value of put options over non-controlling interests, when applicable:

i) a liability is recognized in the accounts when then non-controlling shareholders have a put option over NCI;

ii) NCI is recognized at the time of acquisition when it is considered that the risk and rewards associated NCI rests with non-controlling shareholders and not recognized if it is considered that the risks and rewards rest with Farfetch.

For details of business combinations, please refer to Note 5.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset CGU or group of CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget and projections for the next five to ten years, according to the development and maturity of each CGU. The significant judgements and assumptions used in calculating the recoverable amount are (i) the expected future revenue growth rates, including the terminal growth rate (ii) the anticipated operating margin, and (iii) the discount rates applied to the future cash flows of the CGUs. These estimates are most relevant to goodwill and long-life intangibles recognized by the Group.

Intangible assets and property, plant and equipment – useful lives

The assessment of the useful economic lives and the method of amortizing these assets requires judgement. Depreciation and amortization are charged to the consolidated statement of operations based on the useful economic life selected, which requires an estimation of the period and profile over which the Group expects to consume the future economic benefits embodied in the asset. The Group reviews its useful economic lives at the reporting date.